Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended	39 Months Ended
	May 11, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Mar. 31, 2016
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized		$ 87,900
Unrecognized stock-based compensation expense, weighted average period (years)		2 years 4 months 24 days
Tax benefit on exercise of options		$ 2,338	$ 2,500
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 5,400		$ 7,000
Stock units granted		368,889
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 8,200		$ 300
Stock units granted		247,992
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted					482,626
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period		2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted					413,101
Cumulative EPS vesting period		2019
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share		100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Maximum number of award as percentage of shares outstanding		10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		5 years
Shares expiration period		8 years
Weighted average contractual term of options outstanding		4 years 9 months 29 days
Weighted average fair value per option		$ 10.62
Exercisable - number of shares		886,188
Exercisable - weighted average remaining contractual life		3 years 6 months
Exercisable - weighted average exercise price		$ 28.36
Fully vested total intrinsic value		$ 36,900
Intrinsic value of option exercised		$ 4,100	$ 12,600
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value		$ 5.88
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding		8 years
Options outstanding fair value		$ 20.78
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	4,100,000
Number of additional shares authorized for issuance	2,500,000